Pensions and other post-retirement benefits - Disclosure of amounts recognised in the statement of financial position (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Other post-employment liabilities	£ (69)	£ (71)
Net defined benefit asset	1,951	3,075	£ 715
Liabilities	(694)	(810)
Assets	2,645	3,885
Funded obligations
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(18,934)	(23,541)
Fair value of plan assets	21,246	27,013
Funding surplus/(deficit)	2,312	3,472
Unfunded obligations
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(292)	(326)
Pensions | UK
Disclosure of defined benefit plans [line items]
Fair value of plan assets	12,578	16,865	14,680
Other post-employment liabilities	0	0
Net defined benefit asset	1,614	2,590	1,035
Liabilities	(58)	(78)
Assets	1,672	2,668
Pensions | US
Disclosure of defined benefit plans [line items]
Fair value of plan assets	6,060	7,263	6,909
Other post-employment liabilities	0	0
Net defined benefit asset	324	484	(22)
Liabilities	(234)	(248)
Assets	558	732
Pensions | Funded obligations | UK
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(10,906)	(14,197)
Fair value of plan assets	12,578	16,865
Funding surplus/(deficit)	1,672	2,668
Pensions | Funded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(5,502)	(6,531)
Fair value of plan assets	6,060	7,263
Funding surplus/(deficit)	558	732
Pensions | Unfunded obligations | UK
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(58)	(78)
Pensions | Unfunded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(234)	(248)
Other post-retirement benefits | US
Disclosure of defined benefit plans [line items]
Fair value of plan assets	2,608	2,885	2,799
Other post-employment liabilities	(69)	(71)
Net defined benefit asset	13	1	£ (298)
Liabilities	(402)	(484)
Assets	415	485
Other post-retirement benefits | Funded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(2,526)	(2,813)
Fair value of plan assets	2,608	2,885
Funding surplus/(deficit)	82	72
Other post-retirement benefits | Unfunded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	£ 0	£ 0